Wilson Bank Holding Company - Parent Company Financial Information - Statements of Cash Flows - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Cash paid to suppliers and other													$ (57,643)	$ (53,454)	$ (51,474)
Net cash provided by operating activities													42,667	26,803	25,640
Cash flows from investing activities:
Net cash used in investing activities													(89,494)	(237,836)	(111,389)
Cash flows from financing activities:
Dividends paid													(6,729)	(5,756)	(4,935)
Proceeds from sale of stock pursuant to dividend reinvestment													5,266	4,316	3,511
Proceeds from exercise of stock options													152	152	241
Net cash provided by financing activities													94,427	149,698	126,995
Net increase (decrease) in cash and cash equivalents													47,600	(61,335)	41,246
Cash and cash equivalents at beginning of year				$ 47,918				$ 109,253				$ 68,007	47,918	109,253	68,007
Cash and cash equivalents at end of year	$ 95,518				$ 47,918				$ 109,253				95,518	47,918	109,253
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	3,574	$ 6,469	$ 6,988	6,495	6,802	$ 6,918	$ 6,270	5,643	5,958	$ 6,088	$ 6,201	5,616	23,526	25,633	23,863
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													(42)	1,168	(1,413)
Share based compensation expense													692	69	38
Total adjustments													19,141	1,170	1,777
Net cash provided by operating activities													42,667	26,803	25,640
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and other													(447)	(417)	(464)
Tax benefits received													169	198	212
Net cash provided by operating activities													(278)	(219)	(252)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													1,500	1,500	2,000
Net cash used in investing activities													1,500	1,500	2,000
Cash flows from financing activities:
Dividends paid													(6,729)	(5,756)	(4,935)
Proceeds from sale of stock pursuant to dividend reinvestment													5,266	4,316	3,511
Proceeds from exercise of stock options													152	152	241
Net cash provided by financing activities													(1,311)	(1,288)	(1,183)
Net increase (decrease) in cash and cash equivalents													(89)	(7)	565
Cash and cash equivalents at beginning of year				$ 1,678				$ 1,685				$ 1,120	1,678	1,685	1,120
Cash and cash equivalents at end of year	$ 1,589				$ 1,678				$ 1,685				1,589	1,678	1,685
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													23,526	25,633	23,863
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(24,306)	(25,985)	(24,167)
Decrease (increase) in refundable income taxes													(12)	29	14
Increase in deferred taxes													(178)	0	0
Share based compensation expense													692	104	38
Total adjustments													(23,804)	(25,852)	(24,115)
Net cash provided by operating activities													$ (278)	$ (219)	$ (252)